Trade Receivables, Net (Details) - Schedule of Analysis of Past Due but Not Impaired Trade Receivables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	$ 19,877	$ 27,252
Neither Past Due Nor Impaired [Member]
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	18,294	22,710
Past Due Trade Receivables Up to 30 Days [Member]
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	1,391	3,260
Past Due Trade Receivables 31-60 Days [Member]
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	11	788
Past Due Trade Receivables 61-90 Days [Member]
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	10	84
Past Due Trade Receivables 91-120 Days [Member]
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	26	7
Past Due Trade Receivables Over 121 Days [Member]
Schedule of Analysis of Past Due But Not Impaired Trade Receivables [Line Items]
Past due trade receivables	$ 145	$ 402